Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

Lease Commitments

As of December 31, 2023, the Company had total future minimum lease payments under non-cancellable management fee with respect to the office are payable as follows:

Lease Commitment
Within 1 year	144,954
Total	144,954

Litigation and contingencies

The Company and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to acts of non-compliance with respect to lease contracts, which are handled and defended in the ordinary course of business. The Company may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Company accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Company expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.

As of December 31, 2023, the Company was involved in various claims and legal actions arising in the ordinary course of business.

The express service contract dispute between the Company and Yiwu YuanCang Express Co., Ltd. (“YuanCang”) had been mediated and concluded on July 17, 2024. According to the mediation agreement, the Company was required to pay a total of RMB0.4 million service fees to YuanCang.

The Company was involved in a loan contract dispute case with an individual, Ms. Yin on June 13, 2024. Ms. Yin requested the Company to repay the loan principal of RMB 1 million and the corresponding interest.

As of December 31, 2023, RMB1.4 million was estimated to be probable to be paid and was included in “Accrued expenses and other current liabilities” in the consolidated balance sheet. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.